EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Basic earnings/(loss) per share:
Net income/(loss) available to stockholders	51,009	(75,156)
Diluted earnings/(loss) per share:
Net income/(loss) available to stockholders	51,009	(75,156)
Interest and other expenses attributable to dilutive convertible notes	(206)	—
Net income/(loss) assuming dilution	50,803	(75,156)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2021	June 30, 2020
Basic earnings per share:
Weighted average number of common shares outstanding*	117,421	107,776
Diluted earnings per share:
Weighted average number of common shares outstanding*	117,421	107,776
Effect of dilutive convertible notes	15	—
Weighted average number of common shares outstanding assuming dilution	117,436	107,776

	Six months ended
	June 30, 2021	June 30, 2020
Basic earnings/(loss) per share:	$0.43	$(0.70)
Diluted earnings/(loss) per share:	$0.43	$(0.70)
*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible notes in October 2016. It also excludes 3,765,842 shares issued as of June 30, 2021 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible notes in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.

As at June 30, 2021, the outstanding options under the Company's Share Option Scheme and the 5.75% senior unsecured convertible bonds due 2021 were anti-dilutive.